Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 1,823,961	$ 1,911,143
Dry bulk vessels
Segment Reporting Information [Line Items]
Net book value of long-lived assets	1,423,147	1,486,486
Logistics Business
Segment Reporting Information [Line Items]
Net book value of long-lived assets	$ 468,842	$ 462,986